Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2023. For index-linked time charter contracts the calculation was made using the initial charter rates (these amounts do not include any assumed off-hire).

Twelve-month periods ending December 31,	Amount
2024	113,058
2025	29,954
2026	5,321
Total	148,333

Office Rental Obligations	The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2023:

Twelve-month periods ending December 31,	Amount
2024	133
2025	133
2026	133
2027	133
Thereafter	32
Total	564
Less: discount based on incremental borrowing rate	(159)
Present value of operating lease liability	405

Operating lease liability, current	105
Operating lease liability, non-current	300
Present value of operating lease liability	405